Share Capital - Disclosure of detailed information about warrants, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Year $ / shares	Dec. 31, 2018 CAD ($) Year $ / shares	Dec. 31, 2017 CAD ($) Year $ / shares
Risk fee rate	0.00%	2.19%	1.11%
Expected life (years) | Year	0	5	5
Volatility	0.00%	104.00%	154.00%
Expected Dividend	$ 0	$ 0	$ 0
Expected forfeiture rate	0.00%	0.00%	0.00%
Exercise price | $ / shares	$ 0	$ 0.43	$ 1.64
Grant date fair value	$ 0	$ 0.33	$ 1.54
Warrants [Member]
Risk fee rate	0.00%	2.31%
Expected life (years) | Year	0	22
Volatility	0.00%	104.00%
Expected Dividend	$ 0	$ 0
Expected forfeiture rate	0.00%	0.00%
Exercise price | $ / shares	$ 0	$ 0.95
Grant date fair value	$ 0	$ 0.45